Geographic information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of lease revenues by individual countries
The following table presents (i) the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year presented; and (ii) the percentage of lease revenue attributable to Ireland, our country of domicile, based on each lessee’s principal place of business, for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017		2016		2015
	Amount	%	Amount	%	Amount	%
China (a)	$648,343	13.8%	$669,859	13.8%	$656,809	13.2%
United States	568,999	12.1%	535,526	11.0%	538,686	10.8%
Ireland	120,500	2.6%	117,259	2.4%	58,571	1.2%
Other countries (b)	3,375,960	71.5%	3,544,979	72.8%	3,737,485	74.8%
Total	$4,713,802	100.0%	$4,867,623	100.0%	$4,991,551	100.0%

(a)	Includes mainland China, Hong Kong and Macau.

(b)	No individual country within this category accounts for more than 10% of our lease revenue.

Schedule of long-lived assets by individual countries
The following table presents (i) the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, net investment in finance and sales-type leases and maintenance rights intangible assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year presented; and (ii) the percentage of long-lived assets attributable to Ireland, our country of domicile, based on each lessee’s principal place of business, as of December 31, 2017 and 2016:

	As of December 31,
	2017		2016 (c)
	Amount	%	Amount	%
China (a)	$5,218,057	14.7%	$4,962,336	14.5%
United States	4,816,416	13.6%	4,752,971	13.9%
Ireland	1,141,992	3.2%	703,635	2.1%
Other countries (b)	24,231,703	68.5%	23,858,317	69.5%
Total	$35,408,168	100.0%	$34,277,259	100.0%

(a)	Includes mainland China, Hong Kong and Macau.

(b)	No individual country within this category accounts for more than 10% of our long-lived assets.

(c)	Excludes AeroTurbine long-lived assets of $105.7 million as of December 31, 2016.